Schedule of joint ventures (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Jun. 30, 2021	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Assets classified as held for sale					$ 8,214
Current assets		24,497	8,647	10,297	21,669
Non-current assets		52,015	52,800	51,119	47,988
Total		76,512	61,446	61,416	69,657
Net assets		40,418		3,746	21,615
VivoPower share in $ (excluding funding obligation)			$ 68	66
Innovative Solar Ventures I, LLC [member]
IfrsStatementLineItems [Line Items]
Capital commitment
Commission credit
Discontinued projects
Acquisition costs
Net Assets
Assets classified as held for sale
Investments accounted for using the equity method
Current assets
Non-current assets
Total
Opening net assets		24,390
Commission credit
Commission credit on abandonments
Sundry income
Project swaps
Abandoned projects		(13,900)
Acquisition of controlling interest		(10,490)
Net assets
VivoPower share in %	50.00%	50.00%
VivoPower share in $ (excluding funding obligation)
Commission credit